RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
RELATED PARTY TRANSACTIONS
NOTE 10 – RELATED PARTY TRANSACTIONS

During the years ended December 31, 2016 and 2015, the Company has engaged in the following transactions with related party:

		December 31,
Related Party	Transactions	2016	2015
More than 5% Shareholder:		(In thousands)
T.R. Winston & Company LLC ("TRW")	Cash paid for Series B Preferred Stock offering fees	$500	$-
	Reinvest fee for 150 shares of Series B Preferred Stock and 68,182 warrants at exercise price of $2.50	150	-
	Cash paid for advisory fee on Convertible Notes	350	-
	Sublet office space in New York to Lilis Energy, Inc for rent of $10,000 per month	15	-
	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017	400	-
	Cashless net exercised warrants to purchase 80,000 shares of Common Stock at a reset exercise price of $0.10, resulting in the issuance of 75,820 shares.	-	-
	Total:	$1,415	$-

Steven B. Dunn and Laura Dunn Revocable Trust dated 10/28/10	Conversion of convertible debentures into common stock	$1,020	$1,017

Bryan Ezralow (EZ Colony Partners, LLC)	Conversion of convertible debentures into common stock	$1,540	$-
	Participated in the Series B Preferred offering	1,300	-
	Total:	$2,840	$-

Pierre Caland (Wallington Investment Holdings, Ltd.)	Conversion of convertible debentures into common stock	$2,090	$2,090
	Participated in the Series B Preferred offering	250	-
	Conversion of Series A Preferred stock into common stock	125	-
	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017	300	-

	Total:	$2,765	$2,090

Directors and Officers:
Nuno Brandolini (Director)	Conversion of Series A Preferred stock into common stock	$100	$-
	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017	250	150
	Total:	$350	$150

General Merrill McPeak (Director)	Conversion of Series A Preferred stock into common stock	$250	$-
	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017	250	250
	Total:	$500	$250

R. Glenn Dawson (Director)	Participated in the Series B Preferred offering	$125	$-
	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017	50	50
	Total:	$175	$50

Ronald D Ormand (Executive Chairman)	Participated in the Series B Preferred offering through Perugia Investments LP (1)	$1,000	$-
	Conversion of convertible debentures into common stock through Perugia Investments LP	500	-
	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017 through Brian Trust(2)	1,150	1,150
	Consulting fee paid to MLV & Co. LLC (“MLC”) which Mr. Ormand previously was the Managing Director and Head of the Energy Investment Banking Group at MLV	100	150
	Total:	$2,750	$1,300

Abraham Mirman (Chief Executive Officer and Director)	Participated in the Series B Preferred offering through Bralina Group, LLC(3)	$1,650	$-
	Conversion of Series A Preferred stock into common stock	250	-
	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017 through Bralina Group, LLC	750	1,000
	Total:	$2,650	$1,000

Kevin Nanken (former Executive Vice President and Chief Financial Officer)	Participated in the Series B Preferred offering through KKN Holdings LLC(4)	$200	$-
	Participated in Convertible Notes maturing on June 30, 2016 and April 1, 2017 through KKN Holdings LLC	100	-
	Total:	$300	$-

(1)	Mr. Ormand is the manager of Perugia Investments L.P. ("Perugia") and has sole voting and dispositive power over the securities held by Perugia
(2)	An irrevocable trust managed by Jerry Ormand, Mr. Ormand's brother, as trustee and whose beneficiaries are adult children of Mr. Ormand
(3)	Mr. Mirman has shared voting and dispositive power over the securities held by The Bralina Group, LLC with Susan Mirman.
(4)	Mr, Nanke is the natural person with sole voting and dispositive power over the securities held by KKN Holdings LLC.

Brushy Resources, Inc [Member]
RELATED PARTY TRANSACTIONS
NOTE 11 - RELATED PARTY TRANSACTIONS

Subordinated Credit Facility with SOSVentures

A director currently serving on the Company’s Board of Directors, Bill Liao, works for SOSventures. Further, a group composed of SOSventures, Sean O’Sullivan Revocable Living Trust and Bradford R. Higgins constitute a group owning 4,863,720 or 39.34% of the Company’s common stock shares.

On June 3, 2014, the Company agreed to amend its credit agreement with SOSventures, originally entered into on July 25, 2013, providing for a term loan through February 16, 2016 in an amount up to $20,000,000 at an 18.00% interest rate. The loan under this agreement is secured by a second lien on the Company’s assets.

The SOSventures credit agreement requires the Company to maintain certain financial ratios. First, the Company must maintain an interest coverage ratio of 3:1 at the end of each quarter so that its consolidated net income less the Company’s fees under the credit facility, lender expenses, non-cash charges relating to the hedge agreements, interest, income taxes, depreciation, depletion, amortization, exploration expenditures and costs and other non-cash charges (netted for noncash income) (“EBITDAX”) is greater than 3 times the Company’s interest expense under the credit facility. Second, the Company must maintain a debt to EBITDAX ratio of less than 3.5:1 at the end of each quarter. Third, the Company must maintain a current ratio of at greater than 1:1 at the end of each quarter, meaning that the Company’s consolidated current assets (including the unused amount of the credit facility by excluding non-cash assets under ASC 410 and 815) must be greater than the Company’s consolidated current liabilities (excluding non-cash obligations under ASC 410 and 815 and current maturities under the credit facility.) The credit agreement prevents the Company from incurring indebtedness to banks or lenders, other than Independent Bank, without the consent of SOSventures. It also prevents the Company from incurring most contingent obligations or liens (other than to Independent Bank). It also restricts the Company’s ability to pay dividends, issue options and warrants and repurchase the Company’s common stock shares. The limitation on options and warrants does not apply to equity compensation plans.

This credit facility is currently in default due to the default under the IB Credit Agreement.

As of March 31, 2016, with accrued and unpaid interest the Company has $21,718,000 drawn against the SOSventures credit facility. In light of the December 19, 2014 notice from Independent Bank relating to the payment of interest to SOSventures, pursuant to the Intercreditors Agreement, the Company is accruing interest payments to SOSventures since the date of that notice.

NOTE 11 - RELATED PARTY TRANSACTIONS

Subordinated Credit Facility with SOSVentures

The Chairman of the Company’s Board of Directors, Bill Liao, works for SOSventures. Further, a group composed of SOSventures, Sean O’Sullivan Revocable Living Trust and Bradford R. Higgins constitute a group owning 4,863,720 or 39.34% of the Company’s common stock shares.

On June 3, 2014 the Company agreed to amend its credit agreement with SOSventures, originally entered into on July 25, 2013, providing for a term loan through February 16, 2016 in an amount up to $20,000,000 at an 18.00% interest rate. The loan under this agreement is secured by a second lien on the Company’s assets.

The SOSventures credit agreement requires the Company to maintain certain financial ratios. First, the Company must maintain an interest coverage ratio of 3:1 at the end of each quarter so that its consolidated net income less the Company’s fees under the credit facility, lender expenses, non-cash charges relating to the hedge agreements, interest, income taxes, depreciation, depletion, amortization, exploration expenditures and costs and other non-cash charges (netted for noncash income) (“EBITDAX”) is greater than 3 times the Company’s interest expense under the credit facility. Second, the Company must maintain a debt to EBITDAX ratio of less than 3.5:1 at the end of each quarter. Third, the Company must maintain a current ratio of at greater than 1:1 at the end of each quarter, meaning that the Company’s consolidated current assets (including the unused amount of the credit facility by excluding non-cash assets under ASC 410 and 815) must be greater than the Company’s consolidated current liabilities (excluding non-cash obligations under ASC 410 and 815 and current maturities under the credit facility.)

The credit agreement prevents the Company from incurring indebtedness to banks or lenders, other than Independent Bank, without the consent of SOSventures. It also prevents the Company from incurring most contingent obligations or liens (other than to Independent Bank). It also restricts the Company’s ability to pay dividends, issue options and warrants and repurchase the Company’s common stock shares. The limitation on options and warrants does not apply to equity compensation plans.

This credit facility is currently in default due to the default under the IB Credit Agreement.

As of March 16, 2016, with accrued and unpaid interest the Company has $21.6 million drawn against the SOSventures credit facility. In light of the December 19, 2014 notice from Independent Bank relating to the payment of interest to SOSventures, pursuant to the Intercreditors Agreement, the Company is are accruing interest payments to SOSventures since the date of that notice.